COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS	12 Months Ended
Jun. 30, 2016
Costs In Excess Of Billings and Billings In Excess Of Costs Incurred [Abstract]
Costs In Excess Of Billings and Billings In Excess Of Costs Incurred [Text Block]
NOTE 6 -	COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS

	June 30,
	2015	2016

Contracts costs incurred plus estimated earnings	$827,955	$887,037
Less: Progress billings	(653,768)	(690,726)
Cost and estimated earnings in excess of billings	174,187	196,311

Less: Allowance for doubtful accounts	(8,850)	(6,383)

	$165,337	$189,928

As of June 30, 2015 and 2016, balances of $29,752 and $36,387 respectively, were related to contracts which have been completed but were still within the warranty period, of which $1,895 and $4,034, respectively, was expected to be collected after one year.

The movements in allowance for doubtful accounts are as follows:

	June 30,
	2014	2015	2016

Balance at the beginning of year	$2,362	$5,839	$8,850
Additions	3,471	3,085	(1,823)
Written off	-	(122)	-
Translation adjustment	6	48	(644)

Balance at the end of the year	$5,839	$8,850	$6,383